Cover	Jun. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2021
Entity File Number	333-221302
Entity Registrant Name	SIGMARENOPRO, INC.
Entity Central Index Key	0001714367
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2658 Derbyshire Road
Entity Address, City or Town	Mailtand
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32751
City Area Code	(702)
Local Phone Number	752 -6690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false